Grants and other liabilities (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 USD ($) Type	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 926,085		$ 970,557
Other Liabilities	315,974		293,187
Grants and other non-current liabilities	$ 1,242,059		1,263,744
Number of grant types | Type	2
Income from grants	$ 44,364	$ 44,449
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	43,900	$ 44,000
Solar Plants in Spain [Member]
Grants and other liabilities [Abstract]
Provisions for high risk market prices	86,000		75,000
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	618,000		642,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	306,000		326,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Finance lease liabilities	59,000		59,000
Dismantling provisions	$ 129,000		$ 125,000